Additional Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents	¥ 1,554,583	$ 218,958	¥ 913,277	¥ 449,352
Short-term investments	1,586,005	223,384	945,865
Prepayments and other current assets	208,082	29,308	126,452
Property and equipment, net	871,611	122,764	504,953
TOTAL ASSETS	5,662,543	797,553	3,839,396
Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity
Accrued expenses and other current liabilities	498,324	70,188	356,502
TOTAL LIABILITIES	1,800,225	253,557	997,663
Mezzanine Equity:
Redeemable shares (US$0.0001 par value, 54,551,513 and nil shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively)	0	0	5,986,910
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Additional paid-in capital	7,423,862	1,045,629	0
Subscription receivables	(292,721)	(41,229)	(310,227)
Accumulated other comprehensive (loss) income	38,440	5,414	(3,608)
Accumulated deficit	(3,307,349)	(465,830)	(2,831,381)
Total shareholders' (deficit) equity	3,862,318	543,996	(3,145,177)	¥ (2,490,670)	¥ 1,137,193
Total Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity	5,662,543	797,553	3,839,396
Class A
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares	19	3	19
Class B
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares	67	9	20
Parent company | Reportable legal entities
Assets
Cash and cash equivalents	363,778	51,237	35,411
Short-term investments	581,962	81,968
Prepayments and other current assets	8,005	1,127	1,041
Investments in subsidiaries	2,929,800	412,653	2,806,201
Property and equipment, net	5	1	7
TOTAL ASSETS	3,883,550	546,986	2,842,660
Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity
Amounts due to subsidiaries	¥ 14,024	$ 1,975
Other Liability, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
Accrued expenses and other current liabilities	¥ 7,208	$ 1,015	927
TOTAL LIABILITIES	21,232	2,990	927
Mezzanine Equity:
Redeemable shares (US$0.0001 par value, 54,551,513 and nil shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively)			5,986,910
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Additional paid-in capital	7,423,862	1,045,629
Subscription receivables	(292,721)	(41,229)	(310,227)
Accumulated other comprehensive (loss) income	38,440	5,414	(3,608)
Accumulated deficit	(3,307,349)	(465,830)	(2,831,381)
Total shareholders' (deficit) equity	3,862,318	543,996	(3,145,177)
Total Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity	3,883,550	546,986	2,842,660
Parent company | Reportable legal entities | Class A
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares	19	3	19
Parent company | Reportable legal entities | Class B
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares	¥ 67	$ 9	¥ 20